Expense Example - Guinness Atkinson Global Innovators Fund	Dec. 31, 2025 USD ($)
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,294